SMALL CAP EQUITY
GuideStone Funds Small Cap Equity Fund
Investment Objective
The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses - SMALL CAP EQUITY		Institutional Class	Investor Class
Management fee		0.97%	0.97%
Other expenses		0.09%	0.33%
Acquired Fund fees and expenses		0.01%	0.01%
Total annual operating expenses		1.07%	1.31%
Fee waiver	[1]	(0.01%)	(0.01%)
Total annual operating expenses	[2],[3]	1.06%	1.30%
[1]	The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund's investment of cash balances in the Money Market Fund through April 30, 2017.
[2]	(after fee waiver)
[3]	The expense information in the table has been restated to reflect the current Management fee based on an increase to the advisory fee.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - SMALL CAP EQUITY - USD ($)	Institutional Class	Investor Class
1 Year	$ 108	$ 132
3 Years	339	414
5 Years	589	717
10 Years	$ 1,305	$ 1,578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 29, 2015, the market capitalization in the Russell 2000® Index ranged from $177 million to $4.3 billion. The Fund's portfolio is not limited to the stocks listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund's holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.
  The Fund is diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.
  The Fund may invest to a lesser extent in American Depositary Receipts ("ADRs"), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select securities that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management. The Adviser recommends sub-adviser selections to the Fund's Board of Trustees and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund's after-tax performance.
  The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Futures and warrants provide for the sale of a security at a specific price during a particular timeframe. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. By contrast, warrants are generally issued by the issuer of a security, however, the market price of warrants may be significantly less than the current price of the underlying security. Therefore, there is a greater risk that warrants may drop in value at a faster rate than the underlying security.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return years ended 12/31

Best Quarter: 18.55% 6/2009	Worst Quarter: (25.60)% 12/2008

Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - SMALL CAP EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class		(5.91%)	9.45%	6.10%	6.69%	Aug. 27, 2001
Investor Class | after taxes on distributions	[1]	(7.18%)	7.19%	4.53%	5.37%	Aug. 27, 2001
Investor Class | after taxes on distributions and sale of Fund shares	[1],[2]	(2.35%)	7.16%	4.64%	5.29%	Aug. 27, 2001
Institutional Class		(5.66%)	9.68%	6.29%	6.87%	Aug. 27, 2001
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		(4.41%)	9.19%	6.80%	7.59%	Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs"). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.